7. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Tables)	6 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Summary of property, equipment and leasehold improvements
	June 30,	December 31,
	2014	2013
	(unaudited)

Buildings and leasehold improvements	$74,190	$74,855
Furniture and fixtures	7,366	6,912
Machinery and equipment	6,181	6,238
Company automobiles	1,603	1,721
Total	89,340	89,726

Less: Accumulated depreciation and amortization	(9,182)	(7,472)
Property, equipment and leasehold improvements, net	$80,158	$82,254

Schedule of investment in property on operating leases and property held for lease
	June 30,	December 31,
	2014	2013
	(unaudited)

Buildings and leasehold improvements	$61,828	$62,250
Machinery and equipment	5,253	5,289
Total	67,081	67,539

Less: Accumulated depreciation	(2,239)	(1,263)
Total	$64,842	$66,276